INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2013	Mar. 31, 2012
Number Of Operating Partnerships	110	134
Series Fifteen [Member]
Number Of Operating Partnerships	25	30
Series Sixteen [Member]
Number Of Operating Partnerships	31	38
Series Seventeen [Member]
Number Of Operating Partnerships	25	27
Series Eighteen [Member]
Number Of Operating Partnerships	20	23
Series Nineteen [Member]
Number Of Operating Partnerships	9	16